Other Current Assets	12 Months Ended
Dec. 31, 2021
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

12. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31, 2021	December 31, 2020
Prepaid expenses	70,910	38,948
Prepayment to a supplier for procurement of healthcare products	-	3,463,602
	$70,910	$3,502,550